American Funds Portfolio SeriesSM Prospectus Supplement August 14, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each series fund of the series is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of

$1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2. The “Fees and expenses of the fund” section of the prospectus for each of the funds listed below is amended by replacing information on Class A and Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes, as well as footnotes in the prospectus, remain unchanged.

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	none	none	1 year	$ 660	$ 665
Distribution and/or service (12b-1) fees	0.26%[3]	0.24%[3]	3 years	840	857
Other expenses	0.13	0.21	5 years	1,035	1,065
Acquired (underlying) fund fees and expenses	0.49	0.49	10 years	1,597	1,663
Total annual fund operating expenses	0.88	0.94

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	none	none	1 year	$ 653	$ 660
Distribution and/or service (12b-1) fees	0.25%[3]	0.23%[3]	3 years	819	840
Other expenses	0.12	0.21	5 years	999	1,035
Acquired (underlying) fund fees and expenses	0.44	0.44	10 years	1,519	1,597
Total annual fund operating expenses	0.81	0.88

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	none	none	1 year	$ 647	$ 654
Distribution and/or service (12b-1) fees	0.26%[3]	0.24%[3]	3 years	801	822
Other expenses	0.12	0.21	5 years	968	1,004
Acquired (underlying) fund fees and expenses	0.37	0.37	10 years	1,452	1,530
Total annual fund operating expenses	0.75	0.82

American Funds Balanced Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	none	none	1 year	$ 648	$ 656
Distribution and/or service (12b-1) fees	0.26%[3]	0.26%[3]	3 years	804	828
Other expenses	0.12	0.20	5 years	973	1,014
Acquired (underlying) fund fees and expenses	0.38	0.38	10 years	1,463	1,553
Total annual fund operating expenses	0.76	0.84

American Funds Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	none	none	1 year	$ 642	$ 648
Distribution and/or service (12b-1) fees	0.28%[3]	0.25%[3]	3 years	786	804
Other expenses	0.12	0.21	5 years	942	973
Acquired (underlying) fund fees and expenses	0.30	0.30	10 years	1,395	1,463
Total annual fund operating expenses	0.70	0.76

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)			Example
Share class:	A	529-A	Share class:	A	529-A
Management fees	none	none	1 year	$ 324	$ 326
Distribution and/or service (12b-1) fees	0.30%[3]	0.24%[3]	3 years	481	487
Other expenses	0.14	0.22	5 years	651	662
Acquired (underlying) fund fees and expenses	0.30	0.30	10 years	1,145	1,169
Total annual fund operating expenses	0.74	0.76

3. The third paragraph under the heading “Class A shares” in the “Sales charges” section of the prospectus is amended and restated as follows:

Except as provided below, investments in Class A shares of $1 million or more will be subject to a 1% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Class A shares purchased before
August 14, 2017 are subject to a contingent deferred sales charge period of 12 months.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-254-0817P Printed in USA CGD/AFD/10039-S63466

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Statement of Additional Information Supplement August 14, 2017

For the following funds and series with statements of additional information dated April 7, 2017-August 1, 2017 (each as supplemented to date)

AMCAP Fund®	Capital World Bond Fund®
American Balanced Fund®	Capital World Growth and Income Fund®
American Funds College Target Date Series®	EuroPacific Growth Fund®
American Funds Corporate Bond Fund®	Fundamental Investors®
American Funds Developing World Growth and Income FundSM	The Growth Fund of America®
American Funds Emerging Markets Bond Fund®	The Income Fund of America®
American Funds Global Balanced FundSM	Intermediate Bond Fund of America®
American Funds Inflation Linked Bond Fund®	International Growth and Income FundSM
American Funds Mortgage Fund®	The Investment Company of America®
American Funds Portfolio SeriesSM	Limited Term Tax-Exempt Bond Fund of America®
American Funds Retirement Income Portfolio SeriesSM	The New Economy Fund®
American Funds Short-Term Tax-Exempt Bond Fund®	New Perspective Fund®
American Funds Strategic Bond FundSM	New World Fund®
American Funds Target Date Retirement Series®	Short-Term Bond Fund of America®
American Funds Tax-Exempt Fund of New York®	SMALLCAP World Fund®
American High-Income Municipal Bond Fund®	The Tax-Exempt Bond Fund of America®
American High-Income Trust®	The Tax-Exempt Fund of California®
American Mutual Fund®	U.S. Government Securities Fund®
The Bond Fund of America®	Washington Mutual Investors FundSM
Capital Income Builder®

The first paragraph under the heading “Payment of service fees” in the “Management of the fund” section of the statement of additional information is amended and restated as follows:

Payment of service fees — For purchases of less than $1 million, payment of service fees to investment dealers generally begins accruing immediately after establishment of an account in Class A, C, 529-A or 529-C shares. For purchases of $1 million or more, payment of service fees to investment dealers generally begins accruing 12 months after establishment of an account in Class A or 529-A shares. Service fees are not paid on certain investments made at net asset value including accounts established by registered representatives and their family members as described in the “Sales charges” section of the prospectus.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-256-0817O CGD/10149-S63469